Investments in associates and joint ventures (Details 1) - ARS ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other Associates And Joints Ventures [Member]
Statement [Line Items]
Value of Group's interest in equity	$ 4,799	$ 4,162
Group's interest in comprehensive income/(loss)	(3,403)	(2,556)	$ (2,233)
Total associates and joints ventures [Member]
Statement [Line Items]
Value of Group's interest in equity	191,823	187,377
Group's interest in comprehensive income/(loss)	$ 8,443	$ 26,412	$ 46,860
Nuevo Puerto Santa Fe S.A [Member]
Statement [Line Items]
Ownership interest	50.00%	50.00%	50.00%
Value of Group's interest in equity	$ 6,205	$ 8,503
Group's interest in comprehensive income/(loss)	$ 590	2,686	$ 407
Main activity	Real estate
Common shares	138,750
Share capital (nominal value)	28
Loss/ (income) for the year	$ 5,373
Shareholders' equity	$ 16,429
GCDI [Member]
Statement [Line Items]
Ownership interest	27.82%		27.39%
Value of Group's interest in equity	$ 1,793	0
Group's interest in comprehensive income/(loss)	$ 841	519	$ (7,918)
Quality [Member]
Statement [Line Items]
Ownership interest	50.00%
Value of Group's interest in equity	$ 0	0
Group's interest in comprehensive income/(loss)	$ (7,169)	$ 0	$ 0
La Rural S.A. [Member]
Statement [Line Items]
Ownership interest	50.00%	50.00%	50.00%
Value of Group's interest in equity	$ 14,804	$ 21,019
Group's interest in comprehensive income/(loss)	$ 3,652	$ 11,175	$ 10,543
Main activity	Organization of events
Common shares	714,998
Share capital (nominal value)	1
Loss/ (income) for the year	$ 22,676
Shareholders' equity	$ 41,882
BACS [Member]
Statement [Line Items]
Ownership interest	37.72%	37.72%	37.72%
Value of Group's interest in equity	$ 10,594	$ 11,044
Group's interest in comprehensive income/(loss)	$ (608)	$ 450	$ 3,307
Main activity	Financing
Common shares	33,125,751
Share capital (nominal value)	88
Loss/ (income) for the year	$ 1,193
Shareholders' equity	$ 29,276
Agrouranga S.A. [Member]
Statement [Line Items]
Ownership interest	34.86%	34.86%	34.86%
Value of Group's interest in equity	$ 7,418	$ 7,337
Group's interest in comprehensive income/(loss)	$ (1,087)	$ 533	$ 2,015
Main activity	Agriculture
Common shares	2,532,206
Share capital (nominal value)	7
Loss/ (income) for the year	$ 1,529
Shareholders' equity	$ 3,811
New Lipstick [Member]
Statement [Line Items]
Ownership interest	49.96%	49.96%	49.96%
Value of Group's interest in equity	$ 1,506	$ 1,472
Group's interest in comprehensive income/(loss)	$ (342)	$ (34)	$ (43)
Main activity	Real estate
Common shares	23,631,037
Share capital (nominal value)	47
Loss/ (income) for the year	$ (3)
Shareholders' equity	$ (50)
BHSA [Member]
Statement [Line Items]
Ownership interest	29.91%	29.12%	29.89%
Value of Group's interest in equity	$ 144,704	$ 133,840
Group's interest in comprehensive income/(loss)	$ 15,969	$ 13,639	$ 40,782
Main activity	Financing
Common shares	436,780,922
Share capital (nominal value)	1,500
Loss/ (income) for the year	$ 46,554
Shareholders' equity	$ 447,483